Investments - Net investment income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net investment income
Investment income, before expense	$ 1,847	$ 1,323	$ 1,515
Investment expense	(61)	(81)	(104)
Net investment income	1,786	1,242	1,411
Fixed income securities
Net investment income
Investment income, before expense	831	894	963
Mortgage loans
Net investment income
Investment income, before expense	149	184	190
Equity securities
Net investment income
Investment income, before expense	18	19	29
Limited partnership interests
Net investment income
Investment income, before expense	775	99	175
Short-term investments
Net investment income
Investment income, before expense	1	6	31
Policy loans
Net investment income
Investment income, before expense	30	31	34
Other
Net investment income
Investment income, before expense	$ 43	$ 90	$ 93